Stockholders' Equity (Deficiency) (Summary of Assets Acquired and Liabilities Assumed) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Stockholders Equity Deficiency Details
Cash and cash equivalents	337	337
Liabilities Assumed	$ (21,206)	$ (21,206)
Net	$ (20,869)	$ (20,869)